Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Acquisitions
Goodwill	$ 5,691	$ 5,691	$ 5,691	$ 5,680	$ 5,691	$ 5,691
Goodwill
Balance at beginning of period	5,691	5,691
Goodwill adjustments	(11)
Balance at end of period	5,680	5,691	5,691
Impairment loss	0	0	0
Personal Systems
Acquisitions
Goodwill	2,588	2,588	2,588	2,588	2,588	2,588
Goodwill
Balance at beginning of period	2,588	2,588
Balance at end of period	2,588	2,588	2,588
Printing
Acquisitions
Goodwill	3,103	3,103	3,103	3,092	3,103	3,103
Goodwill
Balance at beginning of period	3,103	3,103
Goodwill adjustments	(11)
Balance at end of period	$ 3,092	$ 3,103	$ 3,103
Corporate Investments
Goodwill
Accumulated impairment losses				$ 800	$ 800	$ 800